Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about other current liabilities [Line Items]
Payroll tax	€ 1,760	€ 1,185
Accrual for vacation	607	525
Accrued bonuses		154
Other	134	161
Total	€ 2,501	€ 2,025